Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Convertible Class B common stock outstanding	2,707,725	2,704,832	2,706,338
Anti-dilutive stock options excluded from earnings per share	9,984	1,066	17,492